Beneficial Ownership	Dec. 06, 2024
Beneficial Ownership [Abstract]
Beneficial Ownership
6. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the date of the accompanying financial statements, Gemcorp CAP Feeder Fund L.P. owned 100% of the outstanding shares.